UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3105

Oppenheimer Capital Appreciation Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 5/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS May 31, 2013 / Unaudited

	Shares	Value
Common Stocks—98.3%
Consumer Discretionary—15.6%
Hotels, Restaurants & Leisure—3.0%
McDonald’s Corp.	799,780	$77,234,755
Panera Bread Co., Cl. A1	168,480	32,319,518
Yum! Brands, Inc.	524,170	35,512,518

		145,066,791

Internet & Catalog Retail—1.7%
Amazon.com, Inc.[1]	297,130	79,936,884

Media—2.9%
News Corp., Cl. B	964,800	31,105,152
Walt Disney Co. (The)	1,749,034	110,329,065

		141,434,217

Specialty Retail—4.8%
Home Depot, Inc. (The)	331,540	26,078,937
O’Reilly Automotive, Inc.[1]	787,743	85,793,090
Tiffany & Co.	614,269	47,777,843
TJX Cos., Inc. (The)	1,475,602	74,680,217

		234,330,087

Textiles, Apparel & Luxury Goods—3.2%
Nike, Inc., Cl. B	1,253,946	77,318,310
Ralph Lauren Corp., Cl. A	275,477	48,233,268
VF Corp.	167,860	30,862,740

		156,414,318

Consumer Staples—11.8%
Beverages—4.1%
Brown-Forman Corp., Cl. B	737,773	50,773,538
Coca-Cola Co. (The)	1,820,286	72,793,237
SABMiller plc	1,507,490	75,826,109

		199,392,884

Food & Staples Retailing—1.8%
Costco Wholesale Corp.	797,355	87,445,923

Food Products—2.5%
Mead Johnson Nutrition Co.	633,840	51,385,409
Nestle SA	1,030,633	68,008,247

		119,393,656

Household Products—1.2%
Colgate-Palmolive Co.	987,810	57,134,930

Personal Products—1.3%
Estee Lauder Cos., Inc. (The), Cl. A	898,050	60,869,829

Tobacco—0.9%
Philip Morris International, Inc.	480,480	43,680,437

	Shares	Value
Energy—7.0%
Energy Equipment & Services—3.7%
Cameron International Corp.[1]	934,370	$56,875,102
FMC Technologies, Inc.[1]	777,770	43,290,678
Oceaneering International, Inc.	469,530	34,031,535
Schlumberger Ltd.	612,546	44,734,234

		178,931,549

Oil, Gas & Consumable Fuels—3.3%
Cabot Oil & Gas Corp.	476,060	33,495,581
Chevron Corp.	375,400	46,080,350
Noble Energy, Inc.	672,420	38,765,013
Phillips 66	587,652	39,119,994

		157,460,938

Financials—4.5%
Capital Markets—3.3%
Amerprise Financial, Inc.	58,620	4,778,702
Charles Schwab Corp. (The)	2,009,530	39,909,266
Goldman Sachs Group, Inc. (The)	363,530	58,920,943
Northern Trust Corp.	971,460	56,490,399

		160,099,310

Consumer Finance—1.2%
American Express Co.	771,463	58,407,464

Health Care—15.6%
Biotechnology—5.4%
Biogen Idec, Inc.[1]	292,220	69,399,328
Celgene Corp.[1]	319,070	39,453,006
Gilead Sciences, Inc.[1]	1,018,500	55,487,880
Medivation, Inc.[1]	513,820	24,951,099
Vertex Pharmaceuticals, Inc.[1]	890,300	71,499,993

		260,791,306

Health Care Equipment & Supplies—1.1%
Baxter International, Inc.	759,512	53,416,479

Health Care Technology—1.5%
Cerner Corp.[1]	717,530	70,518,848

Life Sciences Tools & Services—0.8%
Mettler-Toledo International, Inc.[1]	177,056	38,644,243

Pharmaceuticals—6.8%
Allergan, Inc.	542,140	53,937,509
Bristol-Myers Squibb Co.	1,593,393	73,312,012

1    OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value
Pharmaceuticals (Continued)
Novo Nordisk AS, Cl. B	554,684	$89,049,217
Perrigo Co.	468,030	54,249,357
Roche Holding AG	244,200	60,424,923

		330,973,018

Industrials—13.4%
Aerospace & Defense—4.0%
Honeywell International, Inc.	659,510	51,745,154
Precision Castparts Corp.	209,400	44,794,848
TransDigm Group, Inc.	264,320	38,617,152
United Technologies Corp.	639,824	60,719,298

		195,876,452

Building Products—0.5%
Fortune Brands Home & Security, Inc.	525,280	22,208,838

Electrical Equipment—2.5%
AMETEK, Inc.	587,000	25,329,050
Eaton Corp. plc	693,810	45,833,089
Rockwell Automation, Inc.	220,590	19,416,332
Roper Industries, Inc.	226,180	28,096,079

		118,674,550

Machinery—1.3%
Cummins, Inc.	373,230	44,649,505
Ingersoll-Rand plc	342,240	19,689,067

		64,338,572

Road & Rail—3.3%
J.B. Hunt Transport Services, Inc.	724,900	53,396,134
Kansas City Southern	398,740	44,140,518
Union Pacific Corp.	417,178	64,504,062

		162,040,714

Trading Companies & Distributors—1.8%
United Rentals, Inc.[1]	835,810	47,507,440
W.W. Grainger, Inc.	154,400	39,748,736

		87,256,176

Information Technology—24.9%
Communications Equipment—4.0%
Cisco Systems, Inc.	405,350	9,760,828
QUALCOMM, Inc.	2,869,140	182,133,007

		191,893,835

Computers & Peripherals—5.9%
Apple, Inc.	611,774	275,102,532
EMC Corp.[1]	393,500	9,743,060

		284,845,592

Internet Software & Services—5.6%
eBay, Inc.[1]	1,680,045	90,890,434

	Shares	Value
Internet Software & Services (Continued)
Google, Inc., Cl. A1	208,017	$181,060,077

		271,950,511

IT Services—4.6%
Cognizant Technology Solutions Corp., Cl. A1	818,620	52,923,783
Fiserv, Inc.[1]	277,270	24,166,853
Teradata Corp.[1]	1,131,325	63,071,369
Visa, Inc., Cl. A	467,249	83,235,737

		223,397,742

Semiconductors & Semiconductor Equipment—2.9%
Avago Technologies Ltd.	1,146,730	43,243,188
Broadcom Corp., Cl. A	1,812,667	65,092,872
Xilinx, Inc.	743,460	30,221,649

		138,557,709

Software—1.9%
Intuit, Inc.	90,646	5,297,352
Salesforce.com, Inc.[1]	1,995,670	84,476,711

		89,774,063

Materials—5.5%
Chemicals—4.5%
Ecolab, Inc.	825,933	69,766,561
Monsanto Co.	851,510	85,695,966
PPG Industries, Inc.	399,820	61,416,350

		216,878,877

Containers & Packaging—1.0%
Crown Holdings, Inc.[1]	1,134,670	48,053,275

Total Common Stocks (Cost $3,084,637,818)		4,750,090,017

Investment Company—1.9%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.12%[2,3]
(Cost $93,508,518)	93,508,518	93,508,518

Total Investments, at Value
(Cost $3,178,146,336)	100.2%	4,843,598,535

Liabilities in Excess of Other Assets	(0.2)	(9,361,528)

Net Assets	100.0%	$4,834,237,007

2    OPPENHEIMER CAPITAL APPRECIATION FUND

STATEMENT OF INVESTMENTS Unaudited / (Continued)

Footnotes to Statement of Investments

1.	Non-income producing security.
2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares August 31, 2012	Gross Additions	Gross Reductions	Shares May 31, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	47,634,088	611,714,302	565,839,872	93,508,518

	Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E	$93,508,518	$66,875

3.	Rate shown is the 7-day yield as of May 31, 2013.

3    OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued

4    OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or

5    OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

(ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

6    OPPENHEIMER CAPITAL APPRECIATION FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

The table below categorizes amounts as of May 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stock
Consumer Discretionary	$757,182,297	$—	$—	$757,182,297
Consumer Staples	424,083,303	143,834,356	—	567,917,659
Energy	336,392,487	—	—	336,392,487
Financials	218,506,774	—	—	218,506,774
Health Care	604,869,754	149,474,140	—	754,343,894
Industrials	650,395,302	—	—	650,395,302
Information Technology	1,200,419,452	—	—	1,200,419,452
Materials	264,932,152	—	—	264,932,152
Investment Company	93,508,518	—	—	93,508,518

Total Assets	$4,550,290,039	$293,308,496	$—	$4,843,598,535

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 1*	Transfers into Level 2*
Assets Table
Investments, at Value:
Common Stocks
Consumer Staples	$(142,694,393)	$142,694,393
Health Care	(145,341,178)	145,341,178

Total Assets	$(288,035,571)	$288,035,571

*	Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$3,189,883,145

Gross unrealized appreciation	$1,679,261,092
Gross unrealized depreciation	(25,545,702)

Net unrealized appreciation	$1,653,715,390

7    OPPENHEIMER CAPITAL APPRECIATION FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 5/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Capital Appreciation Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	7/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	7/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial OfficerPrincipal Financial Officer

Date:	7/9/2013